Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties

Note 13 – Income Taxes

At December 31, 2020 and 2019, the significant components of the deferred tax assets are summarized below:

	December 31,	December 31,
	2020	2019
Deferred income tax asset
Net operation loss carryforwards	$8,232,796	$7,424,074
Total deferred income tax asset	8,232,796	7,424,074
Less: valuation allowance	(8,232,796)	(7,424,074)
Total deferred income tax asset	$—	$—

The valuation allowance increased by $808,722 and $1,606,154 in 2020 and 2019, respectively, as a result of the Company generating additional net operating losses. The Company’s net operating loss carryforward of approximately $28,390,000 begin to expire in 2024.

No income tax expense reflected in the consolidated statements of income for the years 2020 and 2019.

The reconciliation of the effective income tax rate to the federal statutory rate for the years ended December 31, 2020 and 2019 is as follows:

	2020		2019
	Amount	Percent	Amount	Percent

Federal statutory rates	$(3,757,564)	21.0%	$(39,166,075)	21.0%
State income taxes	(1,431,453)	8.0%	(14,920,410)	8.0%
Permanent differences	4,380,295	-24.5%	52,480,331	-28.1%
Valuation allowance against net deferred tax assets	808,722	-4.5%	1,606,154	-0.9%
Effective rate	$-	0.0%	$-	0.0%

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and adjusts the carrying amount of the deferred tax assets by the valuation allowance to the extent the future realization of the deferred tax assets is not judged to be more likely than not. The Company considers many factors when assessing the likelihood of future realization of its deferred tax assets, including its recent cumulative earnings experience by taxing jurisdiction, expectations of future taxable income or loss, the carryforward periods available to the Company for tax reporting purposes, and other relevant factors.

Future changes in the unrecognized tax benefit will have no impact on the effective tax rate due to the existence of the valuation allowance. The Company estimates that the unrecognized tax benefit will not change significantly within the next twelve months. The Company will continue to classify income tax penalties and interest as part of general and administrative expense in its consolidated statements of operations. There were no interest or penalties accrued as of December 31, 2020 and 2019.